Convertible Notes (Details Narrative) - USD ($)																																														12 Months Ended
	Jul. 24, 2018	Jun. 26, 2018	Jun. 14, 2018	May 31, 2018	May 18, 2018	May 15, 2018	Apr. 13, 2018	Mar. 23, 2018	Mar. 12, 2018	Mar. 05, 2018	Feb. 27, 2018	Jan. 29, 2018	Jan. 25, 2018	Jan. 22, 2018	Jan. 02, 2018	Jan. 02, 2018	Dec. 29, 2017	Dec. 29, 2017	Dec. 06, 2017	Nov. 03, 2017	Sep. 21, 2017	Sep. 14, 2017	Aug. 10, 2017	Aug. 09, 2017	Jul. 24, 2017	Jul. 05, 2017	Jun. 03, 2017	May 26, 2017	May 04, 2017	Apr. 11, 2017	Apr. 11, 2017	Mar. 02, 2017	Feb. 16, 2017	Jan. 27, 2017	Dec. 21, 2016	Dec. 12, 2016	Nov. 18, 2016	Nov. 18, 2016	Oct. 31, 2016	Sep. 13, 2016	Jun. 30, 2016	Oct. 28, 2015	Oct. 15, 2015	Oct. 14, 2015	Jul. 14, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 02, 2016	May 19, 2015
Promissory notes redemption																																															$ 20,000
Debt conversion of converted amount																																$ 50,000
Debt conversion of converted shares																																16,667
Convertible debenture																																														429,000
Derivative liability of convertible debenture																																									$ 1,050,182					371,532	881,172
Gain (loss) on extinguishment of debt, net																																														251,392
Long-term debt																																														3,096,935	2,863,271
Debt premium amount																																														1,731,167	975,834
Net cash proceeds of convertible debt																																														2,890,080	1,634,500
Amortization of debt discount																																														853,459	1,969,514
Embedded derivative, fair value of embedded derivative liability																																														371,532	877,403
Net cash proceeds from convertible promissory note																																															20,000
Debt instrument, unamortized discount																																														277,733	445,594
Eagle Equities, LLC [Member] | October Note [Member]
Convertible debt principal amount																																														200,000
Accrued interest																																														10,608
Eagle Equities, LLC [Member] | December 21 Note [Member]
Accrued interest																																														7,773
Eagle Equities, LLC [Member] | January Eagle Back End Note [Member]
Convertible debt principal amount																																														230,000
Accrued interest																																														20,475
Eagle Equities, LLC [Member] | March 2017 Eagle Back-End Note [Member]
Convertible debt principal amount																																														220,500
Accrued interest																																														17,447
Eagle Equities, LLC [Member] | March Eagle Back End Note [Member]
Accrued interest																																														18,625
Eagle Equities, LLC [Member] | August Eagle Back End Note [Member]
Convertible debt principal amount																																														200,000
Accrued interest																																														12,712
Eagle Equities, LLC [Member] | October Eagle Back-End Note [Member]
Convertible debt principal amount																																														200,000
Accrued interest																																														9,074
May 2015 Securities Purchase Agreement [Member]
Accrued interest																																															$ 15,091
Debt conversion of converted shares																																															137,348
May 2015 Securities Purchase Agreement [Member] | Lender [Member]
Promissory notes redemption																																											$ 430,000	$ 430,000	$ 352,500
Debt conversion of converted amount																																									$ 620,000						$ 162,500
May 2015 Securities Purchase Agreement [Member] | Nine Convertible Promissory Notes [Member]
Convertible debt principal amount																																																	$ 782,500
Initial Securities Purchase Agreement and Debenture [Member] | Delafield Investments Limited [Member]
Convertible debt principal amount																																										$ 4,350,000
Debt conversion of converted amount																																														380,090
Accrued interest																																														8,250
Purchaser for investment amount																																										$ 4,000,000
Debt instrument, interest rate, stated percentage																																										5.00%
Warrant term																																										4 years
Warrants to purchase of common stock, shares																																										104,762
Warrants exercise price per share																																										$ 3.00
Convertible debenture															$ 340,181	$ 340,181																															720,271
Derivative liability of convertible debenture																																															252,303
Gain (loss) on extinguishment of debt, net																199,339
Additional Issuance Agreement [Member]
Long-term debt																																								$ 150,000
Debt original issue discount, rate																																								5.00%
Additional Issuance Debenture [Member]
Convertible debt principal amount																																								$ 165,000
Accrued interest																																														8,250	8,250
Convertible debenture																																														165,000	165,000
Derivative liability of convertible debenture																																															54,727
December 2016 Letter Agreement [Member]
Convertible debt principal amount																																																$ 150,000
Accrued interest															$ 16,899	$ 16,899																															6,937
Debt instrument, interest rate, stated percentage																																																8.00%
Warrant term															2 years
Warrants to purchase of common stock, shares															104,000	104,000																																960,000
Warrants exercise price per share															$ 12.50	$ 12.50
Convertible debenture															$ 150,000	$ 150,000																															150,000
October 31, 2016 Securities Purchase Agreement [Member] | October 2016 Eagle Note [Member]
Accrued interest																																															4,509
October 31, 2016 Securities Purchase Agreement [Member] | October 2016 Eagle Back-End Note [Member]
Accrued interest																																															1,732
October 31, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																							$ 100,000
Debt instrument, interest rate, stated percentage																																							8.00%
Debt maturity date																																							Jun. 30, 2017
Common stock trading volume, percent																																							60.00%
Payment of notes receivable																															$ 100,000
Legal fees																															5,000
Proceed from note receivable net																															95,000
Debt premium amount																														$ 66,667	66,667
December 12, 2016 Securities Purchase Agreement [Member]
Accrued interest																																														8,296
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																				$ 100,000
Accrued interest																																														9,775
Debt instrument, interest rate, stated percentage																																				8.00%
Convertible debenture																																														$ 100,000
Debt maturity date																																				Dec. 12, 2017
Common stock trading volume, percent																																				60.00%
Payment of notes receivable																														100,000
Legal fees																														5,000
Proceed from note receivable net																														95,000
Debt premium amount																														$ 66,667	$ 66,667
Debt instrument, default, interest rate																																														24.00%
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 21 Eagle Back End Note [Member]
Accrued interest																																														$ 5,656
December 21, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																			$ 157,500
Debt instrument, interest rate, stated percentage																																			8.00%
Debt maturity date																																			Dec. 21, 2017
Common stock trading volume, percent																																			60.00%
Payment of notes receivable																													$ 157,500
Legal fees																													7,500
Proceed from note receivable net																													150,000
Debt premium amount																													105,000
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																											$ 190,000							$ 230,000
Accrued interest																																														14,988
Debt instrument, interest rate, stated percentage																																		8.00%
Debt maturity date																																		Sep. 27, 2017
Common stock trading volume, percent																																		60.00%
Payment of notes receivable																													$ 40,000
Legal fees																											$ 11,250
Debt premium amount																																														$ 153,333
Debt instrument, default, interest rate																																														24.00%
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																$ 220,500
Accrued interest																																														$ 20,061
Debt instrument, interest rate, stated percentage																																8.00%
Debt maturity date																																Mar. 01, 2018
Common stock trading volume, percent																																60.00%
Payment of notes receivable																										$ 220,500
Legal fees																										10,500
Proceed from note receivable net																										$ 210,000
Debt premium amount																																														147,000
August 9, 2017 Securities Purchase Agreement [Member] | August Note [Member]
Convertible debt principal amount																																														80,000
Accrued interest																																														6,661
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																								$ 200,000
Debt conversion of converted amount																																														120,000
Debt instrument, interest rate, stated percentage																								8.00%
Debt maturity date																								Aug. 08, 2018
Common stock trading volume, percent																								60.00%
Payment of notes receivable																						$ 200,000
Legal fees																						10,000
Proceed from note receivable net																						$ 190,000
Debt premium amount																																														$ 133,333
Debt instrument, default, interest rate																																														24.00%
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																				$ 200,000
Debt instrument, interest rate, stated percentage																				8.00%
Debt maturity date																				Jun. 25, 2018
Common stock trading volume, percent																				60.00%
Payment of notes receivable																			$ 200,000
Legal fees																			10,000
Debt premium amount																			133,333
Debt instrument, default, interest rate																																														24.00%
Conversion price, per share																				$ 0.001
Net cash proceeds of convertible debt																			$ 190,000
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																	$ 532,435	$ 532,435
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Debt conversion of convertible debt amount																		25,354
Amortization of debt discount																		$ 507,081
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																																														$ 532,435
Accrued interest																																														21,006
Debt instrument, interest rate, stated percentage																	8.00%	8.00%
Debt maturity date																	Dec. 29, 2018
Common stock trading volume, percent																	60.00%
Debt premium amount																																														$ 354,956
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | June 2018 Eagle Note [Member]
Convertible debt principal amount			$ 150,000
Accrued interest			$ 368
Debt instrument, interest rate, stated percentage			8.00%
Debt maturity date			Jun. 14, 2019
Common stock trading volume, percent			60.00%
Debt premium amount			$ 70,000
December 29, 2017 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | June 2018 Eagle Note [Member]
Debt original issue discount, rate			10.00%
Common stock trading volume, percent			50.00%
Percentage of outstanding shares of common stock			4.99%
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount			$ 105,000
Debt instrument, default, interest rate																																														24.00%
December 12, 2016, December 21, 2016, January 27, 2017, and March 1, 2017 and August 9, 2017, October 25, 2017, December 29, 2017 and the June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																																														$ 1,867,935
Accrued interest																																														107,726
May 26, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | 8% Convertible Redeemable Junior Subordinated Promissory Note [Member]
Convertible debt principal amount																												$ 160,000
Accrued interest																																														7,499
Debt instrument, interest rate, stated percentage																												8.00%
Debt maturity date																												May 26, 2018
Common stock trading volume, percent																												62.00%
Debt premium amount																												$ 98,065
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount													$ 160,000
Accrued interest																																														8,169
Debt maturity date																									Mar. 24, 2018
Legal fees													8,000
Proceed from note receivable net													152,000
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Note [Member]
Convertible debt principal amount																									$ 160,000
Debt instrument, interest rate, stated percentage																									8.00%
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July GS Back-End Note [Member]
Convertible debt principal amount																									$ 160,000																					35,000
Accrued interest																																														1,281
Debt instrument, interest rate, stated percentage																									8.00%
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Note and July 2017 GS Back-End Note [Member]
Debt maturity date	Jul. 24, 2018
Common stock trading volume, percent	62.00%
Debt premium amount													$ 98,065
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 Eagle Note [Member]
Accrued interest																																														$ 1,169
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount											$ 160,000
Debt maturity date																					Mar. 24, 2018
Legal fees											8,000
Proceed from note receivable net											152,000
Debt instrument, default, interest rate																																														24.00%
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Note [Member]
Convertible debt principal amount																					$ 160,000																									$ 130,000
Debt conversion of converted amount																																														30,000
Accrued interest																																														8,833
Debt instrument, interest rate, stated percentage																					8.00%
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 Back-End Note [Member]
Convertible debt principal amount																					$ 160,000
Debt instrument, interest rate, stated percentage																					8.00%
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Note and September 2017 GS Back-End Note [Member]
Debt maturity date																					Sep. 12, 2018
Common stock trading volume, percent																					62.00%
Debt premium amount											$ 98,065
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September Back-End Note [Member]
Convertible debt principal amount																																														160,000
Accrued interest																																														$ 4,313
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount				$ 106,000
Debt maturity date								Nov. 23, 2018
Legal fees				5,300
Proceed from note receivable net				100,700
Debt instrument, default, interest rate																																														24.00%
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Note [Member]
Convertible debt principal amount								$ 106,000																																						$ 106,000
Accrued interest																																														2,300
Debt instrument, interest rate, stated percentage								8.00%
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Back-End Note [Member]
Convertible debt principal amount								$ 106,000																																						106,000
Accrued interest																																														697
Debt instrument, interest rate, stated percentage								8.00%
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Note and March 2018 GS Back-End Note [Member]
Debt maturity date								Mar. 23, 2019
Common stock trading volume, percent								62.00%
Debt premium amount				$ 64,968
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Debt instrument, default, interest rate							24.00%
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Note [Member]
Convertible debt principal amount							$ 150,000																																							150,000
Accrued interest																																														2,564
Debt instrument, interest rate, stated percentage							8.00%
Debt premium amount							$ 95,902
Number of stock reserved for conversion							7,684,000
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Back-End Note [Member]
Convertible debt principal amount							$ 150,000
Debt instrument, interest rate, stated percentage							8.00%
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Note and April 2018 GS Back-End Note [Member]
Debt maturity date							Apr. 13, 2019
Common stock trading volume, percent							61.00%
May 26, 2017, July 24, 2017, September 21, 2017, March 23, 2018 and April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																																														687,000
Accrued interest																																														19,877
November 2016 Consulting Agreement [Member]
Convertible debt principal amount																																					$ 250,000	$ 250,000
Debt instrument, interest rate, stated percentage																																					10.00%	10.00%
Debt instrument, term																																						2 years
November 2016 Consulting Agreement [Member] | First Convertible Note [Member]
Convertible debt principal amount																																					$ 250,000	$ 250,000								19,639	27,500
Accrued interest																																															1,664
Common stock trading volume, percent																																					65.00%
Conversion price, per share																																					$ 2.50	$ 2.50
Embedded derivative, fair value of embedded derivative liability																																					$ 255,757	$ 255,757
November 2016 Consulting Agreement [Member] | Second Convertible Note [Member]
Convertible debt principal amount																																	$ 250,000
Accrued interest																																														31,021
Common stock trading volume, percent																																	65.00%
Conversion price, per share																																	$ 2.50
Embedded derivative, fair value of embedded derivative liability																																	$ 409,416
August 10, 2017 Consulting Agreement [Member]
Convertible debt principal amount																							$ 310,000																							170,000
Accrued interest																																														14,335
Debt instrument, interest rate, stated percentage																							10.00%
Debt maturity date																							Aug. 10, 2019
Common stock trading volume, percent																							65.00%
Debt instrument, default, interest rate																							18.00%
Conversion price, per share																							$ 1.50
Embedded derivative, fair value of embedded derivative liability																							$ 578,212
Accrued expenses																																														155,000	155,000
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Convertible debt principal amount																																														140,000
Accrued interest																																														10,764
January 22, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 2018 Power Up Note [Member]
Convertible debt principal amount														$ 153,000																																153,000
Accrued interest																																														5,332
Debt instrument, interest rate, stated percentage														8.00%
Derivative liability of convertible debenture														$ 180,251
Debt maturity date														Jan. 22, 2019
Common stock trading volume, percent														65.00%
Legal fees												$ 2,500
Proceed from note receivable net												153,000
Conversion price, per share														$ 0.065
Percentage of outstanding shares of common stock														4.99%
Diligence fees												500
Net cash proceeds from convertible promissory note												$ 150,000
Debt instrument market price per share														$ 0.10
January 22, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 2018 Power Up Note [Member] | July 21, 2018 [Member]
Common stock trading volume, percent														150.00%
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 2018 Power Up Note [Member]
Convertible debt principal amount										$ 53,000																																				53,000
Accrued interest																																														1,359
Debt instrument, interest rate, stated percentage										8.00%
Derivative liability of convertible debenture										$ 65,231
Debt maturity date										Mar. 05, 2019
Common stock trading volume, percent										65.00%
Legal fees									$ 2,500
Proceed from note receivable net									53,000
Conversion price, per share										$ 0.065
Percentage of outstanding shares of common stock										4.99%
Diligence fees									500
Net cash proceeds from convertible promissory note									$ 50,000
Debt instrument market price per share										$ 0.10
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 2018 Power Up Note [Member] | September 1, 2018 [Member]
Common stock trading volume, percent										150.00%
May 15, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | May 2018 Power Up Note [Member]
Convertible debt principal amount						$ 53,000																																								53,000
Accrued interest																																														174
Debt instrument, interest rate, stated percentage						8.00%
Derivative liability of convertible debenture						$ 33,744
Debt maturity date						May 05, 2019
Common stock trading volume, percent						65.00%
Legal fees					$ 2,500
Proceed from note receivable net					53,000
Conversion price, per share						$ 0.065
Percentage of outstanding shares of common stock						4.99%
Diligence fees					500
Net cash proceeds from convertible promissory note					$ 50,000
Debt instrument market price per share						$ 0.10
May 15, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | May 2018 Power Up Note [Member] | November 11, 2018 [Member]
Common stock trading volume, percent						150.00%
Finance Agreement [Member] | JSJ Investments, Inc. [Member] | June 2018 JSJ Note [Member]
Convertible debt principal amount		$ 113,000																																												113,000
Accrued interest																																														124
Debt instrument, interest rate, stated percentage		8.00%
Debt maturity date		Jun. 26, 2019
Common stock trading volume, percent		50.00%
Legal fees		$ 3,000
Debt premium amount		$ 60,846
Debt instrument, default, interest rate		18.00%
Amortization of debt discount																																														853,459	1,958,515
Percentage of outstanding shares of common stock		4.99%
Net cash proceeds from convertible promissory note		$ 110,000
Debt Instrument, description		The June 2018 JSJ Note may be prepaid until December 23, 2018. If the June 2018 JSJ Note is prepaid within 90 days of the issuance date, then the prepayment premium shall be 135% of the face amount plus any accrued interest; if the JSJ Note is prepaid after 90 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 140% of the face amount plus any accrued interest; and if the June 2018 JSJ Note is prepaid after 120 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 145% of the face amount plus any accrued interest.
Debt instrument, unamortized discount																																														$ 543,744	$ 650,000
Finance Agreement [Member] | JSJ Investments, Inc. [Member] | June 2018 JSJ Note [Member] | December 23, 2018 [Member]
Common stock trading volume, percent		65.00%